Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Disclosures [Abstract]
Summary of Transactions with Related Party
Save as disclosed elsewhere in the consolidated financial statements, the Group also entered into the following transactions with its related party:

			Year s ended December 31,
Related parties	Relationship	Nature of transactions	2020	2021	2022
			US$	US$	US$
Dr. Redkar	Executive director of the Company	Loan interest income	2	—	—

Summary of Compensation of Key Management Personnel
The remuneration of directors of the Company and other members of key management were as follows:

	Year s ended December 31,
	2020	2021	2022
	US$	US$	US$
Short term benefits	1,685	2,214	2,473
Retirement benefit scheme contributions	9	12	12
Share-based payment	3,681	6,131	1,820

	5,375	8,357	4,305